Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2017 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	15,457,678
Swap
Derivative [Line Items]
Commodity volumes, Gas	2,518,812
Options
Derivative [Line Items]
Commodity volumes, Gas	518,866
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	12,420,000